LICENSES	12 Months Ended
Nov. 30, 2021
Disclosure Licenses Abstract
LICENSES

8.     LICENSES

Four licenses were acquired during the year ended November 30, 2018 through the issuance of 888,000 common shares valued at $3,756,360. During the three months ended February 29, 2020, the Company wrote-off one license with an unamortized balance of $250,581. During the year ended November 30, 2020, the Company acquired one additional license for $15,426. During the year ended November 30, 2021, the Company wrote-off the remaining three licenses which had an unamortized balance of $705,555 as there was no expected future use and the recoverable amount was considered to be nominal.

During the year ended November 30, 2021, amortization, included in cost of sales, amounted to $213,015 (2020 - $444,519; 2019 – $1,367,318).

The following table is a reconciliation of the licenses:

	2021	2020
	$	$
Balance, beginning of year	705,555	1,385,229
Additions	—	15,180
Amortization	(213,015)	(444,519)
Write-offs	(492,751)	(250,581)
Net exchange differences	211	246
Balance, end of year	—	705,555